Transactions with related parties	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
Transactions with related parties

2.Transactions with related parties

a)Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s Chairman of the Board. Travel expenses for the six months ended June 30, 2022 and 2021 amounted to $1,238 and $827, respectively, and are mainly included in fixed assets, vessel operating expenses and general and administrative expenses in the accompanying interim consolidated financial statements. At June 30, 2022 and December 31, 2021, an amount of $324 and $138, respectively, was payable to Altair and is included in due to related parties in the accompanying interim consolidated balance sheets.
b)Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s Chairman of the Board. Steamship provides brokerage services to DSI for a fixed monthly fee plus commissions on the sale and purchase of vessels, pursuant to a Brokerage Services Agreement signed on July 1, 2020 and effective until June 30, 2022, when it was renewed for one year, with all other terms remaining the same. For the six months ended June 30, 2022 and 2021, brokerage fees amounted to $1,654 and $1,654, respectively, and are included in general and administrative expenses in the accompanying unaudited interim consolidated statements of operations. For the six months ended June 30, 2022 and 2021, the Company also paid commissions on the sale and purchase of vessels which amounted to $1,219 and $487, respectively, and are included in the cost of vessels, or the loss on the sale of vessels. As of June 30, 2022 and December 31, 2021, there was no balance due to Steamship.
c)Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture between Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding AS, an unaffiliated third party, each holding 50% of DWM. The DWM office is in Athens, Greece. During the six months ended June 30, 2021, the Company contributed an amount of $250, as additional investment to DWM. As of June 30, 2022, the investment in DWM amounted to $378 and is included in investments in related parties and as of December 31, 2021, it was a liability amounting to $388 and was included in due to related parties in the accompanying interim consolidated balance sheets. For the six months ended June 30, 2022 and 2021, the investment in DWM resulted in gain of $767 and loss of $198, respectively, and is included in gain/(loss) from equity method investments in the accompanying unaudited interim consolidated statements of operations.

From October 8, 2019 until May 24, 2021, DSS had outsourced the management of certain vessels to DWM, for which DSS paid a fixed monthly fee per vessel and a percentage of those vessels’ gross revenues. On May 24, 2021, the management of the same vessels was transferred to DWM directly, whereas the vessel owning companies of these vessels entered into new management agreements with DWM under which they pay a fixed monthly fee and a percentage of their gross revenues (commissions). Management fees paid to DWM for the six months ended June 30, 2022 and 2021, amounted to $228 and $854, respectively, and are separately presented as management fees to related party in the accompanying unaudited interim consolidated statements of operations. Commissions during the six months ended June 30, 2022 and 2021, amounted to $83 and $108 respectively, and are included in voyage expenses. As of June 30, 2022 and December 31, 2021, there was an amount of $98 and $952 due from DWM, included in due from related parties in the accompanying interim consolidated balance sheets. As of December 31, 2021, the Company had recorded a provision for credit loss of $300, relating to the receivable from DWM, which during the six months ended June 30, 2022, was reversed as the receivable was recovered in full.

d)OceanPal Inc., or OceanPal: The Company is the holder of the Series B Preferred Shares and Series C Convertible Preferred Shares of OceanPal. Series B preferred shares entitle the holder to 2,000 votes on all matters submitted to vote of the stockholders of the Company, provided however, that the total number of votes shall not exceed 34% of the total number of votes, provided further, that the total number of votes entitled to vote, including common stock or any other voting security, would not exceed 49% of the total number of votes.

Series C preferred shares do not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock. Series C preferred shares are convertible into common stock at the Company’s option commencing upon the first anniversary of the issue date, at a conversion price equal to the lesser of $6.5 and the 10-trading day trailing VWAP of OceanPal’s common shares, subject to adjustments.

Additionally, Series C preferred shares have a cumulative preferred dividend accruing at the rate of 8% per annum, payable in cash or, at OceanPal’s election, in kind and has a liquidation preference equal to the stated value of $10,000. For the six months ended June 30, 2022, dividend income amounted to $400 and is included in interest and other income in the 2022 unaudited interim statements of operations.

As of June 30, 2022 and December 31, 2021, the aggregate value of investments in OceanPal, for which the Company applies the guidance for equity securities without readily determinable fair values, amounted to $7,744 and $7,644, respectively, including dividend receivable, and are included in investments in related parties in the accompanying interim consolidated balance sheets. As of June 30, 2022 and December 31, 2021, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer. Additionally, as of June 30, 2022 and December 31, 2021, an amount of $70 was due to OceanPal and is included in due to related parties in the accompanying interim consolidated balance sheets.

On June 13, 2022, the Company through a separate wholly owned subsidiary entered into a Memorandum of Agreement to sell to OceanPal, the vessel Baltimore, for a sale price of $22,000 before commissions. On the date of the agreement, the vessel, having a carrying value of $16,707 and unamortized deferred costs of $41 was classified as held for sale, measured at the lower of carrying value and fair value (sale price) less costs to sell. On June 15, 2022, the Company received an advance of $4,400 in cash, according to the terms of the agreement, which is separately presented as liability from contract with related party, in the 2022 accompanying consolidated balance sheet. The balance of the purchase price will be paid in the form of preferred shares issued by OceanPal. The terms of the share consideration shall be mutually agreed, they shall include a preferred cash dividend and shall be convertible into OceanPal’s common shares, par value $0.01 per share, upon issuance. The shares shall be issued not later than the second business day following the delivery of the vessel. The vessel is expected to be delivered to OceanPal in the third quarter of 2022.